RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Nir Barkan
Disclosure of transactions between related parties
Holding Rate	0.91%	0.25%
Salary, bonuses and related expenses	$ 660	$ 303
Expected Bonus/Fees	281	160
Share-Based Payments	$ 594	$ 129
Ilan Gat (Simona Gat)
Disclosure of transactions between related parties
Holding Rate		19.47%
Salary, bonuses and related expenses		$ 605
Expected Bonus/Fees		0
Share-Based Payments		$ 39
Raysat (Yoav Leibovitch)
Disclosure of transactions between related parties
Holding Rate	25.56%	26.35%
Salary, bonuses and related expenses	$ 1,200	$ 1,750
Expected Bonus/Fees	235	450
Share-Based Payments	$ 0	$ 39